Consolidated statements of comprehensive income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net change in unrealized gain (loss) in available for sale securities, tax	$ 5,781	$ 6,227	$ (2,025)
Reclassification adjustment for gain on sale of securities included in net income, tax	(348)	24	9
Other comprehensive income (loss), cash flow hedge, gain (loss), before reclassification, tax	(363)	(322)	366
Reclassification adjustment for gain on hedging activities, tax	$ (337)	$ (170)	$ (45)